6. Insurance Subsidiary Restrictions (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Percentage of Cash and cash equivalents and investment securities were maintained in the Company's insurance subsidiaries	79.00%	80.00%
Frandisco Property and Casualty Insurance Company
Statutory Accounting Practices, Statutory Capital and Surplus Required	$ 70.5
Frandisco Life Insurance Company
Statutory Accounting Practices, Statutory Capital and Surplus Required	$ 67.3